Stock-Based Compensation - Summary of the Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning	38,061,610	40,628,032
Number of Options granted	5,353,691	432,000		1,231,034
Number of Options exercised	(1,161,144)	(20,146)
Number of Options forfeited	(2,441,148)	(2,530,814)
Number of Options expired	(4,177,316)	(447,462)
Number of Options Outstanding Ending	35,635,693	38,061,610	40,628,032
Number of Options Vested and exercisable	21,465,199	23,056,967
Number of Options Unvested	14,170,494	15,004,643
Weighted-average exercise price per share Outstanding Beginning	$ 0.77	$ 1.03
Weighted-average exercise price per share granted	0.79	0.78
Weighted-average exercise price per share exercised	0.72	0.97
Weighted-average exercise price per share forfeited	0.78	1.05
Weighted-average exercise price per share expired	0.77	1
Weighted-average exercise price per share Outstanding Ending	0.78	0.77	$ 1.03
Weighted-average exercise price per share Vested and exercisable	0.77	0.77
Weighted-average exercise price per share Unvested	$ 0.78	$ 0.78
Weighted-Average Remaining Contractual Term (in years)	7 years 4 months 24 days	6 years 10 months 24 days	8 years 4 months 24 days
Weighted-Average Remaining Contractual Term (in years) Vested and exercisable	6 years 8 months 12 days	6 years 1 month 6 days
Weighted-Average Remaining Contractual Term (in years) Unvested	8 years 2 months 12 days	8 years 2 months 12 days
Aggregate Intrinsic Value Outstanding Beginning	$ 298	$ 4,146
Aggregate Intrinsic Value Outstanding Ending	6,528	298	$ 4,146
Aggregate Intrinsic Value Vested and exercisable	4,045	298
Aggregate Intrinsic Value Unvested	$ 2,102	$ 0